Expense Example - FPA Global Equity ETF - FPA Global Equity ETF	Jan. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,159